Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 2,321	$ 2,153
Financial liabilities	2,321	2,153
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	67,055	63,213
Financial liabilities	65,403	62,979
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	69,376	65,366
Financial liabilities	$ 67,724	$ 65,132